Organization and Reorganization - Additional information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Variable interest entity registered capital	¥ 40,100			¥ 40,100
Incurred recurring operating losses including net losses	56,200			101,900	¥ 163,500
Net cash used in operating activities	(55,372)	$ (8,268)	¥ (40,260)	(92,300)	(88,900)
Accumulated deficit	(1,039,811)			(983,645)		$ (155,240)
Cash and cash equivalents	¥ 32,200		¥ 126,150	¥ 63,461	¥ 109,916	$ 4,805	$ 9,474